Average Annual Total Returns{- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund Retail PRO-08 - Fidelity Investment Grade Bond Fund	Fidelity Investment Grade Bond Fund Return Before Taxes Past 1 year	Fidelity Investment Grade Bond Fund Return Before Taxes Past 5 years	Fidelity Investment Grade Bond Fund Return Before Taxes Past 10 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions Past 1 year	Fidelity Investment Grade Bond Fund After Taxes on Distributions Past 5 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions Past 10 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Investment Grade Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Investment Grade Bond Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	(0.89%)	4.37%	3.56%	(1.53%)	3.18%	2.42%	(0.53%)	2.86%	2.25%	(1.54%)	3.57%	2.90%